CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 3,307	$ (119,551)
Items that may be reclassified subsequently to net earnings:
Cash-flow hedges - Effective portion of changes in fair value of cash flow hedges	(210,512)	(13,052)
Reclassification adjustments on cash flow hedges, net of tax	56,303	0
Sum	(154,209)	(13,052)
Items that will not be reclassified to net earnings:
Changes in the fair value of financial instruments at FVOCI	11,407	0
Total other comprehensive loss	(142,802)	(13,052)
Total comprehensive loss	(139,495)	(132,603)
Attributable to:
Shareholders of the Company	(194,649)	(128,684)
Non-controlling interests	55,154	(3,919)
Total comprehensive loss	$ (139,495)	$ (132,603)